Stockholder Notes (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Stockholder Notes [Line Items]
Stockholder notes	$ 4,600,000	$ 4,612,500	$ 16,214,196
Less: current portion	$ (4,612,500)	(4,612,500)	(14,214,196)
Long-tem stockholder notes			2,000,000
Series A repurchase notes
Stockholder Notes [Line Items]
Stockholder notes			800,534
Parilis Series A repurchase notes
Stockholder Notes [Line Items]
Stockholder notes			2,275,818
Restricted stock repurchase notes
Stockholder Notes [Line Items]
Stockholder notes		800,000	1,097,750
Common stock repurchase note
Stockholder Notes [Line Items]
Stockholder notes		2,812,500	2,812,500
Convertible note
Stockholder Notes [Line Items]
Stockholder notes			2,000,000
Working capital notes
Stockholder Notes [Line Items]
Stockholder notes		$ 1,000,000	$ 7,227,594